Subsequent events	9 Months Ended
Sep. 30, 2022
Subsequent events [Abstract]
Subsequent events
Note 11 – Subsequent events

On November 7, 2022, the Board approved a dividend of $0.04 per common share related to the third quarter 2022 to be paid on November 29, 2022, for shareholders of record as of November 22, 2022.